Loans payable	12 Months Ended
Dec. 31, 2020
18. Loans payable

Loans payable represent borrowings from various individuals and companies through various securities exchanges and loans from shareholders. The average annual interest rates were approximately 10.9% and 12.7% at December 31, 2019 and 2020, respectively.

	As at December 31,
	2019	2020
	RMB’000	RMB’000

Loans payable to third parties	140,558	140,558
Loans payable to related parties(1)	12,333	11,011
Loans payable to shareholders(2)	20,000	20,000
Total	172,891	171,569

As of December 31, 2020, loans payable to third parties, related parties and shareholders are all overdue. Although certain loans payable were negotiated with schedule of repayments, the Group is unable to fulfill those obligations due to liquidity issue.

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(1) See Note 26 of Notes to the Consolidated Financial Statements, sub-sections 2.2 of Section 2. Loans payable to related parties for detailed disclosure.

(2) See Note 26 of Notes to the Consolidated Financial Statements, sub-sections 3.1 and 3.2 of Section 3. Loans payable to shareholders for detailed disclosure.